Shareholders' Equity	3 Months Ended
Mar. 31, 2020
Disclosure of classes of share capital [abstract]
Shareholders' Equity

NOTE 6 - SHAREHOLDERS’ EQUITY

a.	During the three months ended March 31, 2020, the Company sold an aggregate of 483,930 ordinary shares under its at-the-market equity facility. The total consideration amounted to $497 thousand, net of issuance costs.

b.	On January 6, 2020, 2,952,381 short-term warrants related to June 25, 2018 registered direct offering with a value of $1.8 million were expired.

c.	In March 2020, the board of directors ratified the increase of the free pool available for the issuance under the 2014 ESOP plan to 1,976,441 ordinary shares.